Note 7 - Risk Management - Reconciliation Of Changes In Impairment (Details) - Financial Assets And Contingent Risks Member [Member] - Financial Instruments Credit impaired [Member] - Gross carrying amount [Member] - EUR (€)
€ in Millions
		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Reconciliation Of Impaired Assets Line Items
Financial Assets at the beginning		€ 23,877		€ 26,103	€ 23,234
Increase Decrease In Financial Assets Abstract
Additions Of Impaired Assets		10,856		11,133	14,872
Decrease Of Impaired Assets	[1]	(7,771)		(7,633)	(6,720)
Net Additions Of Impaired Assets		3,085		3,500	8,152
Decrease Through Write off Financial Assets		(5,758)		(5,592)	(4,989)
Increase Decrease Through Foreign Exchange And Other Movements Financial Assets		(615)		(134)	(295)
Financial Assets at the end		€ 20,590	[2]	€ 23,877	€ 26,103

[1]

Reflects the total amount of impaired loans derecognized from the consolidated balance sheet throughout the period as a result of mortgage foreclosures and real estate assets received in lieu of payment as well as monetary recoveries (see Notes 20 and 21 to the consolidated financ ial statement for additional information) .

[2]	(**) Includes impaired loans of Chile